Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of accounts receivables - related party
	Relationship	June 30, 2019	June 30, 2018
Beijing Dongfang Puzhong Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	$358,561	$372,216
Beijing Dongfang Henghui Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	654,574	679,502
Total		$1,013,135	$1,051,718

Schedule of loans receivable - related party
	Relationship	June 30, 2019	June 30, 2018
Beijing Sipaike Customer Management Consulting Co., Ltd.	Under common control of shareholder of Puhui Beijing	1,647,858	-
Total		$1,647,858	$-

Schedule of other payables - related party
	Relationship	June 30, 2019	June 30, 2018
Ru Peng Limited	Shareholder of Puhui Cayman	$-	$196,300
Total		$-	$196,300

Schedule of revenues - related party
		For the years ended June 30,
	Relationship	2019	2018	2017
Peng Ji	limited partner of Beijing Puhui Rushun Management Consulting Center Limited Partnership	$113,459	$-	$-
Finup Co., Ltd.	Former shareholder	-	-	4,414,124
Shanghai Fengsui Investment Management Co., Ltd.	Former shareholder	-	-	332,886
Huzhou Meiyu Investment and Management Limited Partnership	Under common control of Shanghai Fengsui	-	-	427,454
Beijing Dongfang Henghui Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	-	652,578	-
Beijing Dongfang Puzhong Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	-	357,468	-
Beijing Synergetic SIFT Asset Management Co. Ltd.	Minority shareholder of Puhui Beijing	-	171,555	-
Xinyu Jiji Investment Center (Limited Partnership)	Company’s investee under equity method	15,663	169,914	-
Total		$129,122	$1,351,515	$5,174,464